Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Supplemental Information Regarding Consolidated Statements Of Operations [Abstract]
Summary of Supplemental Information Regarding the Consolidated Statements of Operations

The Company also recognized research and development tax credits during the years ended December 31, 2022, 2021 and 2020. These grants were recorded as a reduction of salary expenses and other related charges and are recognized as follows in the consolidated statement of operations:

Year ended December 31	2022	2021	2020
Government grants recognized in research and development expenses, continuing operations:
Salary subsidy	$—	$372	$1,017
Rent subsidy	—	140	108
Research and development tax credits	135	124	426
	$135	$636	$1,551
Government grants recognized in administration expenses, continuing operations:
Salary subsidy	$14	$325	$1,457
Rent subsidy	—	86	63
	$14	$411	$1,520
Government grants recognized in loss from discontinued operations:
Salary subsidy	$—	$2,502	$4,758
Rent subsidy	—	682	426
Research and development tax credits	—	116	1,332
	$—	$3,300	$6,516

ii) Finance costs

Year ended December 31	2022	2021	2020
Interest accretion on long-term debt	$521	$4,388	$2,209
Financing fees on warrant liability	—	—	709
Interest expense on provisions	393	90	—
Other interest expense, transaction and bank fees	(142)	413	485
Interest expense on lease liabilities	1,081	3,754	6,030
Lease modification and other remeasurements	(16,019)	—	—
Interest income	(775)	(73)	(451)
	$(14,941)	$8,572	$8,982

The table above includes financing costs from continuing and discontinued operations. Financing costs from discontinued operations for the years ended December 31, 2022, 2021 and 2020 were $16,019, $2,242, and $6,083, respectively, and mainly represented interest expense on lease liabilities and a gain on modification of a liability (note 6).

iii) Employee compensation expense

Year ended December 31	2022	2021	2020
Wages and salaries	$8,336	$19,731	$32,410
Employer's benefits	1,762	3,201	5,443
Share-based payments expense	1,864	4,252	6,234
	$11,962	$27,184	$44,087

Summary of Information by Geographic Area

i) Capital, intangible and right-of-use assets by geographic area

	2022	2021
Canada	$8,345	$10,041
United Kingdom	385	567
	$8,730	$10,608

ii) Revenues by location from continuing operations

	2022	2021	2020
Canada	3	78	152
United Kingdom	398	565	572
	$401	$643	$724